Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated March 17, 2022
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Environmental Focus Municipal Fund
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund” in the Prospectuses:
Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual income tax. The policy stated in the foregoing sentence may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
Under normal market conditions, Invesco Advisers, Inc. (Invesco or the Adviser) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets in investment grade municipal securities. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody's Investors Service, Inc. (Moody's) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. If two or more NRSROs have assigned different ratings to a security, the Adviser uses the highest rating assigned.
Municipal securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax at the time of issuance, in the opinion of bond counsel or other counsel to the issuers of such securities. The Fund can invest in municipal securities of any duration or maturity.
The Fund seeks to invest primarily in municipal securities issued by issuers involved in projects or technologies with high potential positive environmental impact, as determined by the Adviser using its proprietary evaluation system, in areas such as land, water and energy conservation. Generally, the Adviser views projects or technologies with high potential positive environmental impact to include opportunities likely to result in lower emissions, environmental conservation, environmental rehabilitation, increased use or creation of renewable energy, increased sustainability, or other positive environmental outcomes. These high potential opportunities are identified by the Adviser through a proprietary review process that takes into account published information about the issuer and its programs and policies, along with issue-level data, including issuer-level reviews that rely on the purpose/use of proceeds statement and source of funding, as described further below.
Shareholders will be provided with 60 days’ notice of any strategy change resulting in consideration of environmental focused criteria no longer being material to the Fund’s principal investment strategy.
The principal types of municipal debt securities purchased by the Fund are revenue obligations and general obligations. Revenue obligations are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Revenue obligations may include industrial development, pollution control, public utility, housing, and health care issues. General obligation securities are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. To meet its investment objective, the Fund invests in different types of general obligation and revenue obligation securities, including fixed and variable rate securities, municipal notes, variable rate demand notes, municipal leases, custodial receipts, and participation certificates. The Fund may also invest in other types of municipal securities.
Under normal market conditions, the Fund may invest up to 20% of its net assets in municipal securities below investment grade. These types of securities are commonly referred to as junk bonds. With respect to such investments, the Fund has not established any limit on the percentage of its portfolio that may be invested in securities in any one rating category.
The Fund may invest all or a substantial portion of its assets in municipal securities that are subject to the federal alternative minimum tax.
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From time to time, the Fund temporarily may invest up to 10% of its net assets in tax-exempt money market funds and such instruments will be treated as investments consistent with the Fund’s 80% fundamental policy.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Payment-in-kind securities are debt securities that pay interest through the issuance of additional securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future.
The Fund can invest in inverse floating rate municipal obligations issued in connection with tender option bond programs to generate leverage.
The Fund can invest in derivative instruments, including futures contracts and swap contracts. The Fund can use futures contracts, including Treasury futures, to gain or reduce exposure to certain asset classes. The Fund can use swap contracts, including interest rate swaps, to hedge its exposure to interest rates, but may not enter into interest rate swaps with respect to more than 25% of its total assets.
The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets.
The Adviser actively manages the Fund’s portfolio and adjusts the average maturity of portfolio investments based upon its expectations regarding the direction of interest rates and other economic factors. The Adviser seeks to identify those securities that it believes entail reasonable credit risk considered in relation to the Fund’s investment policies.
In selecting securities that meet the Fund’s environmental criteria, the Adviser uses a proprietary process to evaluate municipal securities in different sectors based on pre-determined environmental and sustainability factors by applying a review based on an investment’s potential for positive environmental impact.
The Adviser evaluates the following for a particular bond issue to determine whether investments meet the Fund’s standards for high potential positive environmental impact:
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Issuer profile. Investment opportunities are reviewed based on the nature of the issuing entity and its stated mission as it relates to the potential for positive environmental outcomes or its stated environmental impact plan. The Adviser also considers whether an issuer has engaged in any policies or activities evidencing a significant negative environmental impact. Qualitative and, in certain cases when available, quantitative factors are taken in account by the Adviser during this review.
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Source of Funding. The Adviser also reviews the source of funding for a proposed bond issue. This determination is a key component of the fixed income credit analysis conducted by the Adviser and is also relevant to evaluating the environmental impact profile of the issue. The Adviser will review whether funding is supported by general tax revenues, a dedicated tax, a fuel surcharge or lease revenues associated with extractive industries or dependent on revenues of a particular project or program.
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Use of Proceeds. After reviewing the issuer profile and source of funding, the Adviser evaluates how the funding raised through a bond issue will ultimately be used. For example, the Adviser will review whether proceeds raised through the issuance of a security will be used toward achieving a positive environmental outcome. Generally, the Adviser examines whether financing for general obligation purposes is sought with the expectation that the funds will be used for broad operational support of the activities of the issuer or if the funds are intended for a particular project or program. If the latter, the characteristics of the program will be analyzed to determine whether they are associated with positive environmental outcomes and, if not, the issue will be deemed unacceptable. When the use of proceeds analysis demonstrates high potential positive environmental impact, an issue may be determined by the Adviser to meet the Fund's environmental criteria based on that analysis alone.
The approach described above emphasizes investment opportunities related to energy efficiency, renewable energy (including solar, wind, geothermal, and hydropower), energy storage and related technologies and programs, mass transit,
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carbon sink conservation, carbon capture technologies (those that prevent carbon dioxide from entering the atmosphere), investments in issuers with positive environmental performance records based on metrics determined by the Adviser, and other projects or technologies intended to minimize man-made impacts on climate. The Adviser generally views projects or technologies with high potential positive environmental impact to include opportunities likely to result in lower emissions, environmental conservation, environmental rehabilitation, increased use or creation of renewable energy, increased sustainability, or other positive environmental outcomes which is determined by the Adviser’s analysis of the issuer profile, use of proceeds and source of funding. The Adviser generally seeks to exclude investments that do not meet the standards for high potential positive environmental impact, subject to certain limited exceptions deemed appropriate in the Adviser’s discretion and consistent with its evaluation process.
The Adviser also uses its extensive research capabilities to assess potential investments and considers several factors, including general market and economic conditions and interest rate, credit and prepayment risks. Each security is subjected to an in-depth credit analysis to evaluate the level of risk it presents. Issuers and investments that are ultimately deemed appropriate to meet the Fund’s standards for high potential positive environmental impact are monitored on an ongoing basis and reviewed periodically to ensure that they continue to meet those standards. Decisions to purchase or sell securities are determined by the portfolio managers that factor in economic and credit-related fundamentals, potential for positive environmental impact, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or potential for positive environmental impact, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Mark Paris	Portfolio Manager	2019

Tim Benzel	Portfolio Manager	2020

Joshua Cooney	Portfolio Manager	2022

Eddie Bernhardt	Portfolio Manager	2020

Tim O'Reilly	Portfolio Manager	2020

Galen True	Portfolio Manager	2020

Julius Williams	Portfolio Manager	2020

The following information replaces in its entirety the information appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the Statutory Prospectuses:
The Fund’s investment objective is to seek to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual income tax. The policy stated in the foregoing sentence may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act. In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets in investment grade municipal securities. Investment grade securities are: (i) securities rated BBB- or higher by S&P or Baa3 or higher by Moody’s or an equivalent rating by another NRSRO, (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. If two or more NRSROs have assigned different ratings to a security, the Adviser uses the highest rating assigned.
Municipal securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax at the time of issuance, in the opinion of bond counsel or other counsel to the issuers of such securities. The Fund can invest
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in municipal securities of any duration or maturity. Under normal market conditions, longer-term municipal securities generally provide a higher yield than shorter-term municipal securities.
The Fund seeks to invest primarily in municipal securities issued by issuers involved in projects or technologies with high potential positive environmental impact, as determined by the Adviser using its proprietary evaluation system, in areas such as land, water and energy conservation. Generally, the Adviser views projects or technologies with high potential positive environmental impact to include opportunities likely to result in lower emissions, environmental conservation, environmental rehabilitation, increased use or creation of renewable energy, increased sustainability, or other positive environmental outcomes. These high potential opportunities are identified by the Adviser through a proprietary review process that takes into account published information about the issuer and its programs and policies, along with issue-level data, including issuer-level reviews that rely on the purpose/use of proceeds statement and source of funding, as described further below.
Shareholders will be provided with 60 days’ notice of any strategy change resulting in consideration of environmental focused criteria no longer being material to the Fund’s principal investment strategy.
The principal types of municipal debt securities purchased by the Fund are revenue obligations and general obligations. Revenue obligations are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Revenue obligations may include industrial development, pollution control, public utility, housing, and health care issues. General obligation securities are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. To meet its investment objective, the Fund invests in different types of general obligation and revenue obligation securities, including fixed and variable rate securities, municipal notes, variable rate demand notes, municipal leases, custodial receipts, and participation certificates. The Fund may also invest in other types of municipal securities.
Under normal market conditions, the Fund may invest up to 20% of its net assets in municipal securities below investment grade. These types of securities are commonly referred to as junk bonds. With respect to such investments, the Fund has not established any limit on the percentage of its portfolio that may be invested in securities in any one rating category.
The Fund may invest all or a substantial portion of its assets in municipal securities that are subject to the federal alternative minimum tax.
From time to time, the Fund temporarily may invest up to 10% of its net assets in tax-exempt money market funds and such instruments will be treated as investments consistent with the Fund’s 80% fundamental policy.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Payment-in-kind securities are debt securities that pay interest through the issuance of additional securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time the Fund enters into the commitment. No income accrues on such securities until the date the Fund actually takes delivery of the securities.
The Fund can invest in inverse floating rate municipal obligations issued in connection with tender option bond programs to generate leverage. Inverse floating rate obligations are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate obligations in which the Fund may invest include derivative instruments such as residual interest bonds, tender option bonds or municipal bond trust certificates. Such instruments are typically created by a special purpose trust (the TOB Trust) that holds long-term fixed rate bonds, which are contributed by the Fund (the underlying security), and sells two classes of beneficial interests: short-term floating rate interests, which are sold to or held by third party investors, and inverse floating residual interests, which are purchased by the Fund. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.
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The Fund can invest in derivative instruments, including futures contracts and swap contracts.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including Treasury futures, to gain or reduce exposure to certain asset classes.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap. The Fund can use swap contracts, including interest rate swaps, to hedge its exposure to interest rates, but may not enter into interest rate swaps with respect to more than 25% of its total assets.
The Fund can borrow from banks, a technique referred to as “leverage,” in amounts up to one-third of the Fund’s total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing securities believed to be desirable by the Adviser when available, funding amounts necessary to unwind or “collapse” trusts that issued “inverse floaters” to the Fund (an investment vehicle used by the Fund as described in this prospectus), or to contribute to such trusts to enable them to meet tenders of their other securities by the holders. The Fund currently participates in a line of credit with certain other Invesco Funds for those purposes. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes.
The Adviser actively manages the Fund’s portfolio and adjusts the average maturity of portfolio investments based upon its expectations regarding the direction of interest rates and other economic factors. The Adviser seeks to identify those securities that it believes entail reasonable credit risk considered in relation to the Fund’s investment policies.
In selecting securities that meet the Fund’s environmental criteria, the Adviser uses a proprietary process to evaluate municipal securities in different sectors based on pre-determined environmental and sustainability factors by applying a review based on an investment’s potential for positive environmental impact.
The Adviser evaluates the following for a particular bond issue to determine whether investments meet the Fund’s standards for high potential positive environmental impact:
▪
Issuer profile. Investment opportunities are reviewed based on the nature of the issuing entity and its stated mission as it relates to the potential for positive environmental outcomes or its stated environmental impact plan. The Adviser also considers whether an issuer has engaged in any policies or activities evidencing a significant negative environmental impact. Qualitative and, in certain cases when available, quantitative factors are taken in account by the Adviser during this review.
▪
Source of Funding. The Adviser also reviews the source of funding for a proposed bond issue. This determination is a key component of the fixed income credit analysis conducted by the Adviser and is also relevant to evaluating the environmental impact profile of the issue. The Adviser will review whether funding is supported by general tax revenues, a dedicated tax, a fuel surcharge or lease revenues associated with extractive industries or dependent on revenues of a particular project or program.
▪
Use of Proceeds. After reviewing the issuer profile and source of funding, the Adviser evaluates how the funding raised through a bond issue will ultimately be used. For example, the Adviser will review whether proceeds raised through the issuance of a security will be used toward achieving a positive environmental outcome. Generally, the Adviser examines whether financing for general obligation purposes is sought with the expectation that the funds will be used for broad operational support of the activities of the issuer or if the funds are intended for a particular project or program. If the latter, the characteristics of the program will be analyzed to determine whether they are associated with positive environmental outcomes and, if not, the issue will be deemed unacceptable. When the use of proceeds analysis demonstrates high potential positive environmental impact, an issue may be determined by the Adviser to meet the Fund's environmental criteria based on that analysis alone.
The approach described above emphasizes investment opportunities related to energy efficiency, renewable energy (including solar, wind, geothermal, and hydropower), energy storage and related technologies and programs, mass transit, carbon sink conservation, carbon capture technologies (those that prevent carbon dioxide from entering the atmosphere),
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investments in issuers with positive environmental performance records based on metrics determined by the Adviser, and other projects or technologies intended to minimize man-made impacts on climate. The Adviser generally views projects or technologies with high potential positive environmental impact to include opportunities likely to result in lower emissions, environmental conservation, environmental rehabilitation, increased use or creation of renewable energy, increased sustainability, or other positive environmental outcomes which is determined by the Adviser’s analysis of the issuer profile, use of proceeds and source of funding. The Adviser generally seeks to exclude investments that do not meet the standards for high potential positive environmental impact, subject to certain limited exceptions deemed appropriate in the Adviser’s discretion and consistent with its evaluation process.
The Adviser also uses its extensive research capabilities to assess potential investments and considers several factors, including general market and economic conditions and interest rate, credit and prepayment risks. Each security is subjected to an in-depth credit analysis to evaluate the level of risk it presents. Issuers and investments that are ultimately deemed appropriate to meet the Fund’s standards for high potential positive environmental impact are monitored on an ongoing basis and reviewed periodically to ensure that they continue to meet those standards. Decisions to purchase or sell securities are determined by the portfolio managers that factor in economic and credit-related fundamentals, potential for positive environmental impact, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or potential for positive environmental impact, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Fund and Its Investments and Risks” in the Fund’s SAI.
The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectuses:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.
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Tim Benzel, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2017 to 2019, he was associated with OppenheimerFunds, a global asset management firm. Prior to joining OppenheimerFunds, he was employed by SNW Asset Management from 2010 to 2017, where he served as a Portfolio Manager.
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Joshua Cooney, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 1999.
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Eddie Bernhardt, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2017 to 2019, he was associated with OppenheimerFunds, a global asset management firm. Prior to joining OppenheimerFunds, he was employed by SNW Asset Management from 2005 to 2017, where he served as President and Chief Executive Officer.
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Tim O'Reilly, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2010.
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Galen True, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2017 to 2019, he was associated with OppenheimerFunds, a global asset management firm. Prior to joining OppenheimerFunds, he was employed by SNW Asset Management from 2009 to 2017, where he served as Portfolio Manager.
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Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2010.
The portfolio managers are assisted by investment professionals from the Invesco Municipal Fund Management Team. Members of the team may change from time to time.
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More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
The following information is added after the table under “PORTFOLIO MANAGERS — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — INVESTMENTS” in Appendix H of the Fund's SAI:
Joshua Cooney began serving on Invesco Environmental Focus Municipal Fund as a portfolio manager of the Fund effective March 17, 2022. As of January 31, 2022, Mr. Cooney did not beneficially own any securities of the Fund.
The following information is added after the table under “PORTFOLIO MANAGERS — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — ASSETS MANAGED” in Appendix H of the Fund's SAI:
Joshua Cooney began serving on Invesco Environmental Focus Municipal Fund as a portfolio manager of the Fund effective March 17, 2022. As of January 31, 2022, Mr. Cooney managed 13 other registered investment companies with a total of approximately $19,655.6 million in assets, no other pooled investment vehicles and no other accounts.
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